AMOUNTS PAYABLE AND OTHER LIABILITIES	6 Months Ended
Jan. 31, 2026
AMOUNTS PAYABLE AND OTHER LIABILITIES	6. AMOUNTS PAYABLE AND OTHER LIABILITIES
	January 31, 2026	July 31, 2025
Amounts payable	$121,328	$125,561
Accrued liabilities	-	141,254
	$121,328	$266,815